Note 9 - Furniture, Fixtures and Equipment - Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Office properties [member]
Statement Line Items [Line Items]
Depreciation plan	Straight-line
Office properties [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life (Year)	6 years
Furniture and Fixtures [member]
Statement Line Items [Line Items]
Depreciation plan	Straight-line
Furniture and Fixtures [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life (Year)	5 years
Equipment [member]
Statement Line Items [Line Items]
Depreciation plan	Straight-line
Equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life (Year)	10 years
Leasehold improvements [member]
Statement Line Items [Line Items]
Depreciation plan	Straight-line
Leasehold improvements [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life (Year)	6 years